UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 95.05%

Beverages - 4.13%
2,383	Pepsico, Inc.	$ 157,659

Computer & Office Equipment - 7.07%
2,497	Hewlett Packard Co.	132,715
1,072	International Business Machine Corp.	137,484
		270,199
Computer Communications Equipment - 1.79%
2,633	Cisco Systems, Inc. *	68,537

Construction, Mining & Materials Handling Machinery & Equipment - 1.96%
1,604	Dover Corp.	74,987

Crude Petroleum & Natural Gas - 3.41%
1,542	Occidental Petroleum Corp.	130,361

Drilling Oil & Gas Wells - 5.31%
1,100	Diamond Offshore Drilling, Inc.	97,691
2,620	Nabors Industries Ltd. *	51,430
3,378	Weatherford International Ltd. *	53,575
		202,696
Electric & Other Services Combined - 1.97%
1,717	Exelon Corp.	75,222

Electronic Connectors - 4.04%
3,662	Amphenol Corp. Class-A	154,500

Fire, Marine & Casulty Insurance - 4.71%
1,830	Allstate Corp.	59,127
2,327	Chubb Corp.	120,655
		179,782
Gold & Silver Ores - 3.22%
2,419	Newmont Mining Corp.	123,200

Guided Missiles & Space Vehicles & Parts - 3.51%
1,902	Goodrich Corp.	134,129

Hospital & Medical Service Plans - 2.37%
1,405	Wellpoint, Inc. *	90,454

Investment Advice - 2.71%
935	Franklin Resources, Inc.	103,691

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.69%
1,357	Eaton Corp.	102,820

Oil & Gas Field Machinery & Equipment - 1.88%
1,774	National Oilwell Varco, Inc.	71,989

Perfumes, Cosmetics & Other Toilet Preparations - 4.47%
2,001	Colgate Palmolive Co.	170,605

Pharmaceutical Preparations - 9.48%
4,130	Endo Pharmaceuticals Holdings, Inc. *	97,840
1,435	Johnson & Johnson	93,562
4,091	Watson Pharmaceuticals, Inc. *	170,881
		362,283
Railroads, Line-Haul Operating - 3.77%
2,580	Norfolk Southern Corp.	144,196

Retail-Radio, Tv & Consumer Electronic Stores - 2.98%
2,679	Best Buy, Inc. *	113,965

Retail-Variety Stores - 3.70%
2,543	Wal-Mart Stores, Inc.	141,391

Rubber & Plastics Footwear - 4.21%
2,186	Nike, Inc. Class-B	160,671

Semiconductors & Related Devices - 4.10%
6,365	Applied Materials, Inc.	85,721
3,173	Intel Corp.	70,726
		156,447
Services-Miscellaneous Amuement & Recreation - 3.55%
3,882	Walt Disney Co. *	135,521

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 1.62%
1,367	Nucor Corp.	62,034

Telephone Communications (No Radio Telephone) - 2.66%
3,923	AT&T, Inc.	101,370

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.74%
4,929	AmerisourceBergen Corp.	142,547

TOTAL FOR COMMON STOCKS (Cost $3,045,671) - 95.05%		$ 3,631,256

SHORT TERM INVESTMENTS - 4.86%
185,839	First American Government Obligation Fund Class Y 0.00% ** (Cost $185,839)	185,839

TOTAL INVESTMENTS (Cost $3,231,510) - 99.92%		$ 3,817,095

OTHER ASSETS LESS LIABILITIES - 0.08%		3,130

NET ASSETS - 100.00%		$ 3,820,225

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,231,510 amounted to $585,585, which consisted of aggregate gross unrealized appreciation of $839,090 and aggregate gross unrealized depreciation of $253,505.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,631,256	$0	$0	$3,631,256
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$185,839	$0	$0	$185,839
Total	$3,817,095	$0	$0	$3,817,095

	Manor Growth Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 97.43%

Beverages - 1.94%
4,617	Constellation Brands, Inc. *	$ 75,903

Biological Products (No Diagnosic Substances) - 2.27%
1,952	Gilead Sciences, Inc. *	88,757

Communications Services - 3.58%
4,137	Directv Group, Inc. *	139,872

Crude Petroleum & Natural Gas - 2.57%
2,463	Southwestern Energy Co. *	100,293

Electronic Computers - 4.74%
788	Apple, Inc. *	185,180

Engines & Turbines - 3.71%
2,338	Cummins, Inc.	144,839

Fire, Marine & Casualty Insurance - 3.35%
2,505	Ace Ltd.	131,012

Iron & Steel Foundries - 4.42%
1,362	Precision Castparts Corp.	172,579

Leather & Leather Products - 2.63%
2,604	Coach, Inc.	102,910

Measuring & Controlling Devices - 3.94%
2,995	Thermo Fisher Scientific, Inc. *	154,063

Oil & Gas Field Services - 2.35%
1,446	Schlumberger Ltd.	91,763

Optical Instruments & Lenses - 2.08%
2,630	KLA Tencor Corp.	81,333

Pharmaceutical Preparations - 5.13%
2,225	Abbot Laboratories	117,213
1,341	Celgene Corp. *	83,088
		200,301
Retail-Drug Stores & Proprietary Stores - 4.43%
1,701	Express Scripts, Inc. *	173,094

Retail-Family Clothing Stores - 3.91%
4,012	Urban Outfitters, Inc. *	152,737

Retail-Variety Stores - 3.25%
2,147	Dollar Tree, Inc. *	127,145

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 9.47%
4,000	Flir Systems, Inc. *	112,720
2,239	Harris Corp.	106,330
2,645	Raytheon Co. *	151,083
		370,133
Semiconductors & Related Devices - 7.39%
3,704	Intel Corp.	82,562
3,960	Texas Instruments, Inc.	96,901
4,278	Xilinx, Inc.	109,089
		288,552
Services-Business Services - 6.43%
3,459	Akamai Technologies, Inc. *	108,682
561	Mastercard, Inc.	142,494
		251,176
Services-Educational Services - 3.28%
1,964	Devry, Inc. *	128,053

Services-Prepackaged Software - 6.77%
3,548	Microsoft Corp.	103,912
6,245	Oracle Corp.	160,559
		264,471
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.54%
1,757	Church & Dwight Co., Inc.	117,631
2,181	Procter & Gamble Co.	137,992
		255,623
Wholesale-Industrial Machinery - 3.25%
1,988	Airgas, Inc.	126,477

TOTAL FOR COMMON STOCKS (Cost $3,417,590) - 97.43%		$ 3,806,266

SHORT TERM INVESTMENTS - 2.61%
101,892	First American Government Obligation Fund Class Y 0.00% ** (Cost $101,892)	101,892

TOTAL INVESTMENTS (Cost $3,519,482) - 100.04%		3,908,158

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(1,371)

NET ASSETS - 100.00%		$ 3,906,787

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,519,482 amounted to $388,676, which consisted of aggregate gross unrealized appreciation of $659,640 and aggregate gross unrealized depreciation of $270,964.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,806,266	$0	$0	$3,806,266
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$101,892	$0	$0	$101,892
Total	$3,908,158	$0	$0	$3,908,158

	Manor Bond Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.85%
250,000	US Treasury Note 0.750% Due 11/30/2011	$ 249,609
350,000	US Treasury Note 0.875% Due 02/28/2011	351,422
250,000	US Treasury Note 0.875% Due 03/31/2011	250,977
350,000	US Treasury Note 1.250% Due 11/30/2010	352,133
500,000	US Treasury Note 1.375% Due 04/15/2012	503,437
200,000	US Treasury Note 3.875% Due 02/15/2013	213,375
200,000	US Treasury Note 4.000% Due 02/15/2014	214,938
		$ 2,135,891
TOTAL FOR US TREASURY NOTES (Cost $2,105,098) - 98.85%

SHORT TERM INVESTMENTS - 0.96%
20,829	First American Treasury Obligation Class Y 0.00% * (Cost $20,829)	20,829

TOTAL INVESTMENTS (Cost $2,125,927) - 99.81%		2,156,720

OTHER ASSETS LESS LIABILITIES - 0.19%		4,118

NET ASSETS - 100.00%		$ 2,160,838

* Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,125,927 amounted to $30,793, which consisted of aggregate gross unrealized appreciation of $32,654 and aggregate gross unrealized depreciation of $1,861.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$2,135,891	$0	$0	$2,135,891
Cash Equivalents	$20,829	$0	$0	$20,829
Total	$2,156,720	$0	$0	$2,156,720

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 28, 2010

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 28, 2010